Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Reportable Segments

The following table presents information about the Company’s reportable segments for the three months ended March 31, 2026 and 2025:

	Three months ended
	March 31
	2026	2025

Revenue from Rimon	1,601	-
Salaries and related compensation	(215)
Depreciation	(6)
Other cost related to Rimon (mainly materials)	(1,056)	-
Gross income	325	-

Revenue from ITS	1,403	-
Salaries and related compensation	(722)
Depreciation	(134)
Other cost related to ITS (mainly materials)	(759)	-
Gross loss	(212)	-

Revenue from TILTAN	592	-
Salaries and related compensation	(164)
Depreciation and amortization	(152)
Cost related to TILTAN (mainly lease expenses)	(33)	-
Gross income	243	-

Revenue from other reportable segments	57	-
Cost related to other reportable segments	(42)	-
Gross income	15	-

Research and development expenses	(274)	-
Selling and marketing expenses	(157)	-
Professional services	(995)	(1,187)
Salaries and related compensation	(1,263)	(33)
Other general and administrative expenses	(1,270)	(287)
General and administrative expenses of consolidated variable interest entities	(223)	-
Total Operating expenses	(4,182)	(1,507)

Loss from operations	(3,811)	(1,507)

Interest expense	(2,591)	(197)
Interest income of consolidated variable interest entities	1,790	-
Interest on related parties promissory note	(354)	-
Change in fair value - convertible note	5,392	567
Change in fair value - stock purchase warrant liabilities	(26,635)	104,278

Net loss before tax	(26,209)	103,141

Discontinued operation	(104)	(183)
Income taxes	(38)	-

Net loss	(26,351)	102,958